Note 9 - Deferred Share Units (Details) - Deferred Share Units (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Feb. 28, 2014 Deferred Share Units [Member]	Feb. 28, 2013 Deferred Share Units [Member]
Note 9 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	$ 728,950	$ 9,181	$ 9,813
Additional paid in capital		2,325	4,609
Accrued liability		$ 3,883	$ 9,621
Accrued liability		989	5,131